Concentration Risk (Details) - Schedule of Group’s Total Purchase	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Supplier A [Member]
Concentration Risk (Details) - Schedule of Group’s Total Purchase [Line Items]
Total purchase percentage	17.00%		12.00%
Supplier B [Member]
Concentration Risk (Details) - Schedule of Group’s Total Purchase [Line Items]
Total purchase percentage	13.00%		23.00%
Supplier C [Member]
Concentration Risk (Details) - Schedule of Group’s Total Purchase [Line Items]
Total purchase percentage		[1]	18.00%

[1]	represent percentage less than 10%